Financial Risk and Fair Value Disclosures - Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments and Contractual Maturity (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 TWD ($)
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	$ 8,482
Unsecured Exchangeable Bonds [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Redemption of bonds at put price at the option of bondholders, date	Jul. 07, 2024
Redemption of bonds at put price at the option of bondholders percentage of principal amount	98.14%